Supplement dated August 28, 2013 to the Wilmington Funds Prospectus dated August 31, 2012

(the “Prospectus”)

Effective August 28, 2013, the information in the Prospectus with respect to the Wilmington Rock Maple Alternatives Fund will be amended, supplemented or replaced as follows:

Effective August 28, 2013, the relationship between the Wilmington Funds (the ‘Trust”), Wilmington Funds Management Corporation (“WFMC”) and Rock Maple Services, LLC (“Rock Maple”), on behalf of the Wilmington Rock Maple Alternatives Fund was terminated. Accordingly, effective August 28, 2013, the name of the Wilmington Rock Maple Alternatives Fund has been changed to the Wilmington Multi-Manager Alternatives Fund (the “Fund”). As of August 28, 2013, all references to Rock Maple and its portfolio management team in the Prospectus are hereby deleted.

As of August 28, 2013, Wilmington Trust Investment Advisors, Inc. (“WTIA”), the Fund’s sub-adviser, determines the Fund’s asset allocation among the different additional sub-advisers. When making these allocation decisions, WTIA considers, among other things, the current macro-economic outlook, relative valuation levels and volatility in the equity, fixed income and commodities markets, market flows and market liquidity, and information relating to business cycles.

Please keep this Supplement for future reference.

SP-WT-PRO-001-082813

Supplement dated August 28, 2013, to the Wilmington Funds Statement of Additional Information dated August 31, 2012 (the “SAI”)

Wilmington Rock Maple Alternatives Fund (the “Fund”)

Effective August 28, 2013, the relationship between the Wilmington Funds (the ‘Trust”), Wilmington Funds Management Corporation (“WFMC”) and Rock Maple Services, LLC (“Rock Maple”), on behalf of the Wilmington Rock Maple Alternatives Fund was terminated. Accordingly, effective August 28, 2013, the name of the Wilmington Rock Maple Alternatives Fund has been changed to the Wilmington Multi-Manager Alternatives Fund (the “Fund”). As of August 28, 2013, all references to Rock Maple and its portfolio management team in the SAI are hereby deleted.

Please keep this Supplement for future reference.

SP-WT-SAI-001-082813